5. Schedule of Warrants (Details) (Warrants, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants
Options Outstanding, Beginning	311,634	311,634	311,634
Options cancelled	(85,000)
Options Outstanding, Ending	226,634	311,634	311,634
Weighted Average Exercise Price, Beginning	104.00	104.00	104.00
Weighted Average Exercise Price, Options cancelled
Weighted Average Exercise Price, Ending	139.47	104.00	104.00